Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				December 31
		2013		2012
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,687	$23.59	2,505	$23.28
Granted, during the year	176	$21.00	210	$20.51
Exercised, during the year(*)	(224)	$(19.70)	(28)	$(14.42)
Forfeited, during the year	-	$-	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	2,639	$22.36	2,687	$23.59
Options outstanding, exercisable	2,253		2,477
Weighted average grant date market value	$20.67		$22.28
Weighted average remaining contractual life (expressed in years)	4.0		5.1
Note:
(*)Includes the exercise of share appreciation rights.

				December 31
			2013	2012

Share based compensation expense (recovery)			$6,142	$(110)
Unrecognized compensation costs for options			$1,556	$1,070
Share based compensation accrued			$7,854	$3,730

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012

Grant date - February 14, 2006
Dividend yield	2.3%	2.8%
Expected volatility	15.8%	16.9%
Risk free interest rate	1.0%	1.0%
Expected remaining life, stated in years	1.1	0.7
Fair value, per option (in Canadian dollars)	$0.62	$0.01

Grant date - August 25, 2008
Dividend yield	2.3%	2.8%
Expected volatility	19.8%	22.2%
Risk free interest rate	1.2%	1.0%
Expected remaining life, stated in years	2.1	1.2
Fair value, per option (in Canadian dollars)	$6.20	$2.50

Grant date - January 9, 2009
Dividend yield	-	2.8%
Expected volatility	-	23.8%
Risk free interest rate	-	1.1%
Expected remaining life, stated in years	-	1.5
Fair value, per option (in Canadian dollars)	$-	$2.82

Grant date - November 11, 2010
Dividend yield	2.3%	2.8%
Expected volatility	19.7%	22.2%
Risk free interest rate	1.2%	1.1%
Expected remaining life, stated in years	2.0	3.0
Fair value, per option (in Canadian dollars)	$3.57	$2.26

Grant date - August 20, 2012
Dividend yield	2.3%	2.8%
Expected volatility	19.8%	36.4%
Risk free interest rate	1.5%	1.2%
Expected remaining life, stated in years	3.3	4.3
Fair value, per option (in Canadian dollars)	$6.26	$5.56

Grant date - March 26, 2013
Dividend yield	2.3%	-
Expected volatility	21.1%	-
Risk free interest rate	1.7%	-
Expected remaining life, stated in years	4.0	-
Fair value, per option (in Canadian dollars)	$6.01	$-

Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
		December 31
	2013	2012

Outstanding, beginning of year	172	252
Granted, during the year	218	50
Vested, during the year	(60)	(107)
Forfeited, during the year	(8)	(23)
Outstanding, end of year	322	172
Weighted average remaining life	1.97	1.74
Restricted share expense	$2,004	$2,034

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
2014	$1,892
2015	1,422
2016	622
2017	-
$3,936

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
				December 31
		2013		2012
	Number of PSUs	Weighted average grant date fair value	Number of PSUs	Weighted average grant date fair value

Outstanding, beginning of year	333	$20.04	-	$-
Granted, during the year	187	$19.55	333	$20.04
Vested, during the year	-		-
Forfeited, during the year	(13)		-
Outstanding, end of year	507	$19.87	333	$20.04

				December 31
			2013	2012
PSU expense			$3,222	$1,185
Unrecognized compensation cost for PSU's			$4,061	$2,218
PSU compensation cost accrued			$4,300	$1,188

In calculating the fair value of the PSU's, the following weighted average assumptions were used:

				December 31
			2013	2012

Grant date - March 16, 2012
Dividend yield			2.3%	2.8%
Expected volatility			16.2%	21.1%
Risk free interest rate			1.0%	1.1%
Expected remaining life, stated in years			1.0	2.0
Fair value per PSU (in Canadian dollars)			$25.68	$20.32

Grant date - March 26, 2013
Dividend yield			2.3%	-
Expected volatility			19.1%	-
Risk free interest rate			1.2%	-
Expected remaining life, stated in years			2.2	-
Fair value per PSU (in Canadian dollars)			$24.96	$-